Business Combinations (Details) - Schedule of consideration $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Business Combinations (Details) - Schedule of consideration [Line Items]
Shares issued at fair value	$ 9,759
Total consideration	22,772
Cash	13,013
HUB reverse acquisition [Member]
Business Combinations (Details) - Schedule of consideration [Line Items]
Shares issued at fair value	23,577
Options issued at fair value	2,991
Total consideration	$ 26,568